8. Stockholder's Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Common Stock Warrants

Transactions in common stock warrants are as follows:

	Number of	Exercise
	Warrants	Prices
Balance, December 31, 2010	725,000	$0.20-$0.75
Warrants exercised	(125,000)	$0.30-$0.40
Balance, December 31, 2011	600,000	$0.30-$0.60
Warrants granted	1,579,417	$2.50-$4.50
Warrants exercised	(52,500)	$2.50
Warrants expired	(350,000)	$0.30-$0.40
Balance, June 30, 2012	1,776,917	$0.20-$4.50
The above common stock warrants expire as follows:
Year Ended December 31:
2014	1,050,000
2015	476,917
Thereafter	250,000
	1,776,917